SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Disclosure of Foreign Exchange Rates (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
U.S. Dollars
Disclosure of foreign exchange rates [line items]
Average rates	1.0924	1.2052
Closing rates	1.0387		1.1326
Swiss Francs
Disclosure of foreign exchange rates [line items]
Average rates	1.0317	1.0945
Closing rates	0.9960		1.0331
Czech Koruna
Disclosure of foreign exchange rates [line items]
Average rates	24.6445	25.8508
Closing rates	24.7390		24.8580